Concentrations of Credit Risks (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) state	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Concentration of credit risks
Number of states in which customers are living | state	32
Third party lender | Credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 33,854	$ 34,144	$ 36,967
Finance receivables
Concentration of credit risks
Number of states in which customers are living | item		33
Finance receivables | Geographic concentration risk
Concentration of credit risks
Balance Outstanding	$ 80,155	$ 89,808
Percentage of Total Outstanding	100.00%	100.00%
Finance receivables | Geographic concentration risk | Alabama
Concentration of credit risks
Balance Outstanding	$ 9,298	$ 10,328
Percentage of Total Outstanding	11.60%	11.50%
Finance receivables | Geographic concentration risk | Arizona
Concentration of credit risks
Balance Outstanding	$ 8,657	$ 10,058
Percentage of Total Outstanding	10.80%	11.20%
Finance receivables | Geographic concentration risk | California
Concentration of credit risks
Balance Outstanding	$ 24,928	$ 27,302
Percentage of Total Outstanding	31.10%	30.40%
Finance receivables | Geographic concentration risk | Mississippi
Concentration of credit risks
Balance Outstanding	$ 6,172	$ 6,825
Percentage of Total Outstanding	7.70%	7.60%
Finance receivables | Geographic concentration risk | Virginia
Concentration of credit risks
Balance Outstanding	$ 9,458	$ 10,328
Percentage of Total Outstanding	11.80%	11.50%
Finance receivables | Geographic concentration risk | Other retail segment states
Concentration of credit risks
Balance Outstanding	$ 16,432	$ 19,578
Percentage of Total Outstanding	20.50%	21.80%
Finance receivables | Geographic concentration risk | Other Internet Segment States
Concentration of credit risks
Balance Outstanding	$ 5,210	$ 5,389
Percentage of Total Outstanding	6.50%	6.00%
Short-term consumer loans | Ohio credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 17,620	$ 30,490
Short-term consumer loans | Texas credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	2,884	3,351
Short-term consumer loans | Third party lender | Ohio credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded		30,490	31,341
Short-term consumer loans | Third party lender | Texas credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded		3,351	4,460
Medium-term consumer loans | Ohio credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 13,350	303
Medium-term consumer loans | Third party lender | Ohio credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded		$ 303	$ 1,166